RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS

2.	RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS

Restatement of Previously Issued Financial Statements

During the preparation of the year ended December 31, 2023 financial statements, the Company identified and corrected its classification and accounting treatment for its series R convertible preferred stock and the related dividend accrual in its balance sheet as of December 31, 2022 and 2021. Pursuant to ASC 250, “Accounting changes and error corrections” issued by FASB and SAB 99 “Materiality” issued by Securities and Exchange Commission, the Company determined the impact of the error was immaterial. The impact of the error correction is reflected in a $198,000 increase to the mezzanine equity and offsetting decrease to the series R convertible preferred stock and subject to possible redemption mezzanine equity line item on the consolidated balance sheet as of December 31, 2021. In addition, the impact of the unpaid dividend accrual is reflected in $29,462 and $47,520 increase to mezzanine equity and offsetting decrease to the accumulated deficits as of December 31, 2022 and 2021, respectively. The impact of the error correction is also reflected in $29,462 and $47,520 increase of preferred share dividends and $28 and $5 decrease of earnings (loss) per share on the consolidated statement of operations for the years ended December 31, 2022 and 2021, respectively.

The following table summarizes the impacts of the error corrections on the Company's financial statements for each of the periods presented below:

i. Consolidated balance sheet

		Impact of correction of error
December 31, 2021	As previously reported	Adjustments	As restated

Total assets		$15,297,039	$–	$15,297,039

Total liabilities		11,439,675	–	11,439,675

Mezzanine equity		3,125,004	245,520	3,370,524

Total stockholders' equity		$732,360	$(245,520)	$486,840

	Impact of correction of error
December 31, 2022	As previously reported	Adjustments	As restated

Total assets	$13,344,780	$–	$13,344,780

Total liabilities	10,189,585	–	10,189,585

Mezzanine equity	4,625,002	274,982	4,899,984

Total stockholders' equity	$(1,469,809)	$(274,982)	$(1,744,791)

	Impact of correction of error
March 31, 2023	As previously reported	Adjustments	As restated

Total assets	$14,284,585	$–	$14,284,585

Total liabilities	10,745,097	–	10,745,097

Mezzanine equity	5,171,861	283,118	5,454,979

Total stockholders' equity	$(1,632,373)	$(283,118)	$(1,915,491)

	Impact of correction of error
June 30, 2023	As previously reported	Adjustments	As restated

Total assets	$16,053,519	$–	$16,053,519

Total liabilities	11,672,952	–	11,672,952

Mezzanine equity	5,297,605	291,345	5,588,950

Total stockholders' equity	$(917,038)	$(291,345)	$(1,208,383)

	Impact of correction of error
September 30, 2023	As previously reported	Adjustments	As restated

Total assets	$18,518,727	$–	$18,518,727

Total liabilities	12,102,942	–	12,102,942

Mezzanine equity	5,440,434	299,662	5,740,096

Total stockholders' equity	$975,351	$(299,662)	$675,689

ii. Consolidated statement of operations

	Impact of correction of error
Year ended December 31, 2021	As previously reported	Adjustments	As restated

Net income for the year	$666,293	$–	$666,293
Preferred stock dividends	$(201,782)	$(47,520)	$(249,302)
Net income attributable to common shareholders	$464,511	$(47,520)	$416,991
Basic and diluted earnings (loss) per share for continuing operations	$272	$(28)	$244

	Impact of correction of error
Year ended December 31, 2022	As previously reported	Adjustments	As restated

Net loss for the year	$(5,429,521)	$–	$(5,429,521)
Preferred stock dividends	$(307,188)	$(76,982)	$(384,170)
Net loss attributable to common shareholders	$(5,736,709)	$(76,982)	$(5,813,691)
Basic and diluted earnings (loss) per share for continuing operations	$(994)	$(5)	$(999)

	Impact of correction of error
Three months ended March 31, 2023	As previously reported	Adjustments	As restated

Net loss for the period	$(15,991)	$–	$(15,991)
Preferred stock dividends	$(336,811)	$(8,136)	$(344,947)
Net loss attributable to common shareholders	$(352,802)	$(8,136)	$(360,938)
Basic and diluted earnings (loss) per share for continuing operations	$(30)	$(1)	$(31)

	Impact of correction of error
Three months ended June 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$816,078	$–	$816,078
Preferred stock dividends	$(125,744)	$(8,227)	$(133,971)
Net income attributable to common shareholders	$690,334	$(8,227)	$682,107
Basic earnings per share for continuing operations	$56	$(1)	$55
Diluted earnings per share for continuing operations	$(21)	$26	$5

	Impact of correction of error
Six months ended June 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$800,087	$–	$800,087
Preferred stock dividends	$(462,555)	$(16,363)	$(478,918)
Net income attributable to common shareholders	$337,532	$(16,363)	$321,169
Basic earnings per share for continuing operations	$28	$(1)	$27
Diluted earnings per share for continuing operations	$(16)	$20	$4

	Impact of correction of error
Three months ended September 30, 2023	As previously reported	Adjustments	As restated

Net income for the period	$1,981,520	$–	$1,981,520
Preferred stock dividends	$(142,829)	$(8,317)	$(151,146)
Net income attributable to common shareholders	$1,838,691	$(8,317)	$1,830,374
Basic earnings per share for continuing operations	$137	$(1)	$136
Diluted earnings per share for continuing operations	$1	$1	$2

	Impact of correction of error
Nine months ended September 30, 2023	As previously reported	Adjustments	As restated

Net income for the year	$2,781,608	$–	$2,781,608
Preferred stock dividends	$(605,384)	$(24,681)	$(630,065)
Net income attributable to common shareholders	$2,176,224	$(24,681)	$2,151,543
Basic earnings per share for continuing operations	$167	$(2)	$165
Diluted earnings per share for continuing operations	$2	$1	$3

Revision of Financial Statements

During the preparation of the financial statements for the year ended December 31, 2023, the Company found that the results of the settlement agreement with Red Rock Travel Group (“Red Rock”) were incorrectly reflected on the consolidated statement of stockholders’ equity (deficiency) as of December 31, 2022. The Company determined that these errors were immaterial to the previously issued consolidated financial statements, and as such no restatement was necessary. The revisions discussed below were made to the December 31, 2022 balance sheet and statement of stockholders’ equity (deficiency).

As a result of the settlement agreement with Red Rock on July 29, 2022, the Company reduced 35,000,000 shares of common shares on the consolidated financial statements as of December 31, 2022. The certificate of the common stock for 35,000,000 shares (0.047 shares after 10,000:1 and 75,000:1 reverse split) which were originally issued on February 24, 2020 was returned as part of the 2022 agreement with Red Rock and 0.047 common shares were cancelled, which were equivalent to 35,000,000 shares before the 10,000:1 and 75,000:1 reverse split on May 12, 2020 and January 9, 2024, respectively. Consequently, the December 31, 2022 financial statements as originally reported were understated by 34,996,500 common shares. The impact of the correction is reflected in the $35,097 increase to common stock and decrease the same amount to additional paid-in-capital on the consolidated statement of stockholders’ equity. The adjustment had no impact on earnings per share for any 2022 period.

On July 31, 2018, the Company issued 8,200,562 shares of series K preferred stock to the prior owners of Red Rock for the consideration of the acquisition of Red Rock. The acquisition was not completed, and Red Rock returned the 8,200,562 shares of series K preferred stock during the year ended December 31, 2018. A total of 8,200,562 shares of series K preferred stock were cancelled. The impact of the correction is reflected in the $8,201 decrease to series K preferred stock and increase the same amount to additional paid-in-capital on the consolidated statement of stockholders’ equity (deficiency).